UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  June 30, 2020

Item 1. Report to Stockholders.

The
TORRAY
FUND

SEMI-ANNUAL REPORT

June 30, 2020

The Torray Fund
Suite 750 W
7501 Wisconsin Avenue
Bethesda, Maryland 20814

funds.torray.com

(301) 493-4600
(855) 753-8174

Please see page 2 for important information regarding access to The Torray Fund Annual and Semi-Annual Shareholder Reports.

The Torray Fund

Letter to Shareholders

July 15, 2020

Dear Fellow Shareholders:

The Torray Fund fell 18.12% in the first half of the year, compared to declines of 16.26% and 3.08% for the Russell 1000 Value Index and Standard & Poor’s 500 Index, respectively. The ongoing pandemic dramatically altered the business outlook, and market weakness was most evident in economically sensitive industries, especially financials, industrials and energy. The Fund has exposure to these areas, and while the near-term outlook is uncertain, we believe long-term prospects for portfolio holdings are favorable and that current valuations reflect low expectations.

On February 19, 2020, the longest stock market advance in U.S. history came to an end. Halted in its tracks by the coronavirus and government restrictions which curtailed economic activity, the S&P 500 fell 33.8% in a sell-off which appears (so far) to have bottomed March 23, 2020. In what seems like the blink of an eye, unemployment rose from a historic low of 3.5% in February to 14.7% in April, and industrial production fell over 16% during March and April. The current consensus expects operating earnings for the S&P 500 to fall more than 20% this year. In response, the Federal Reserve provided sizeable liquidity, growing its balance sheet from $4.2 trillion to $7 trillion, while this year’s fiscal deficit will likely exceed $3.5 trillion. These measures, in part, supported a strong second quarter advance of 20.54% in the S&P 500.

The pandemic reinforced investor interest in shares of growth companies which has persisted in an environment of evolving technologies, moderate economic growth and low interest rates. One measure of this is the performance of the Russell 1000 Growth Index, which advanced 9.81% year-to-date through June and has a generous price earnings ratio (share price divided by trailing twelve months earnings per share) of 33.8 times earnings. To further illustrate the appetite for growth shares, over the last three years this Growth Index has compound annualized returns of 19.00%, compared to 1.82% for the Russell 1000 Value Index, an exceptionally wide disparity. During this time $10,000 invested in the Growth Index would have become $16,852, compared to $10,560 for the Value Index. As long-time shareholders know, rather than pay high prices for above-average growth, our preference is to invest in sound companies when we believe they are modestly valued relative to earnings, cash flow or assets. Over the long term, this approach, in our view, has resulted in satisfactory total returns for shareholders, and while our approach is not likely to keep pace in growth-oriented markets such as those of recent years, we are confident it is the right course. In the Fund’s very first letter to shareholders in 1992, Bob Torray addressed this issue, stating: “Our job is to bring your financial ship home from a long voyage, with no leaks and cargo intact. We cannot do that applying full power in high seas or racing other vessels on a course we believe is poorly charted.”

In response to heightened economic challenges associated with the virus, we took steps during market weakness which we feel enhance the quality and financial strength of the portfolio. Specifically, we sold General Motors (GM), General Electric (GE), Stanley Black & Decker (SWK), TEGNA (TGNA) and Wells Fargo (WFC) to fund new investments in Bristol Myers Squibb (BMY), Honeywell International (HON), Sysco

The Torray Fund

Letter to Shareholders

July 15, 2020

Corporation (SYY) and Walt Disney Company (DIS). We think the outlook is better for these new positions, which we believe were purchased at modest valuations and significant discounts from prices earlier in the year.

In closing, we want to share with you that after nearly 30 years of managing the Fund which he started, Bob decided to step down from his Fund responsibilities, effective June 30. Bob continues to provide advice and support as Chairman of Torray LLC, the Fund’s advisor which he founded in 1972. Shawn Hendon, current co-manager of the Fund, is joined by Jeff Lent who became co-manager July 1. Jeff has over 30 years of portfolio management experience, and also serves as portfolio manager for certain separate account strategies at Torray. Brian Zaczynski remains the Fund’s lead analyst.

Through the ups and downs of many markets, Bob has always acted in the best interest of shareholders – maintaining an independence of thought, advising shareholders to ignore short-term “noise” and to think long term. His letters encouraged shareholders to be realistic about their expectations, pointing out that no investment approach can protect against the inevitable bear markets, and expressing his belief that “staying the course” is the best practice for satisfactory results over time. Again, in his inaugural letter to shareholders, Bob outlined the principles that guide our investment approach:

•	Reasonable diversification of equity investments so that no inordinate dependence is placed on narrow concepts of corporate and economic performance;

•	Investment in stocks only if the price is fair relative to our assessment of the value we are purchasing; and

•	A focus on companies we think have staying power, even if the economy continues to be lethargic.

We continue to apply these time-tested guidelines, and there will be no change to the approach which has been the hallmark of the Fund since its inception in 1990.

Thank you for your trust and support.

Sincerely,

Robert E. Torray	Shawn M. Hendon

Jeffrey D. Lent	Brian R. Zaczynski

The Torray Fund

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s prospectus, annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, https://funds.torray.com/literature.html, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-626-9769 or by contacting the Fund in writing c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-626-9769 or contact the Fund in writing c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary, or all funds held with the fund complex if you invest directly with the Fund.

Mutual fund investing involves risk including the possible loss of principal value. At times, the Fund’s portfolio may be more concentrated than that of a more diversified fund subjecting it to greater fluctuation and risk.

The Torray Fund

PERFORMANCE DATA

As of June 30, 2020 (unaudited)

Average Annual Returns on an Investment in
The Torray Fund vs. the Russell 1000 Value Index and the S&P 500 Index

For the periods ended June 30, 2020:
					Since
					Inception
	1 Year	3 Years	5 Years	10 Years	12/31/90
The Torray Fund	-14.68%	-1.89%	2.22%	8.18%	8.78%
Russell 1000 Value Index	-8.84%	1.82%	4.64%	10.41%	9.64%
S&P 500 Index	7.51%	10.73%	10.73%	13.99%	10.14%

Cumulative Returns for the 29½ years ended June 30, 2020

The Torray Fund	1,095.38%
Russell 1000 Value Index	1,407.89%
S&P 500 Index	1,627.73%

The returns quoted represent past performance and do not guarantee future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher.

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2020 (unaudited)

Change in Value of $10,000 Invested
on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/95	12/31/00	12/31/05	12/31/10	12/31/15	06/30/20
The Torray Fund	$10,000	$23,774	$54,563	$64,476	$63,039	$106,342	$119,538
Russell 1000 Value Index	$10,000	$22,653	$49,481	$63,995	$68,182	$116,307	$150,789
S&P 500 Index	$10,000	$21,544	$49,978	$51,354	$57,511	$103,952	$172,773

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. As of the most recent prospectus, the Fund’s Gross Expense Ratio is 1.15%. The Fund’s Net Expense Ratio is 1.06% after fee waiver and expense reimbursements made pursuant to an operating expense limitation agreement between Torray LLC and the Fund. Such agreement will contractually remain in effect through April 30, 2021. Returns on both The Torray Fund, the Russell 1000 Value Index and the S&P 500 Index assume reinvestment of all dividends and distributions. The Russell 1000 Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large capitalization stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk. Mutual fund investing involves risk, including the possible loss of principal value. At times, the Fund’s portfolio may be more concentrated than that of a more diversified fund, subjecting it to greater fluctuation and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2020 (unaudited)

DIVERSIFICATION (% of net assets)

Financials	32.8%
Health Care	14.7%
Information Technology	13.5%
Industrials	10.4%
Consumer Staples	7.7%
Materials	6.1%
Energy	5.8%
Communication Services	2.6%
Short-Term Investments	6.5%
Other Assets and Liabilities, Net	(0.1)%
100.0%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Marsh & McLennan Cos., Inc.	5.2%
2.	Cisco Systems, Inc.	4.9%
3.	American Express Co.	4.9%
4.	Johnson & Johnson	4.8%
5.	Intel Corp.	4.7%
6.	Eaton Corp. plc	4.5%
7.	Kraft Heinz Co.	4.5%
8.	DuPont de Nemours, Inc.	4.5%
9.	Bank of America Corp.	4.3%
10.	Berkshire Hathaway, Inc. – Class B	4.2%
		46.5%

PORTFOLIO CHARACTERISTICS

Net Assets (millions)		$322
Number of Equity Holdings		25
Portfolio Turnover		13.36	%*
P/E Multiple (forward)		15.7	x
Estimated Current Yield		2.9%
Market Capitalization (billions)	Average	$128.6	B
Median		$76.6	B

*	Not Annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (unaudited)

Shares		Market Value
COMMON STOCKS – 93.6%

32.8% FINANCIALS†
156,818	Marsh & McLennan Cos., Inc.	$16,837,549
164,100	American Express Co.	15,622,320
589,300	Bank of America Corp.	13,995,875
76,400	Berkshire Hathaway, Inc. – Class B*	13,638,164
364,400	Loews Corp.	12,495,276
92,950	Chubb Limited	11,769,329
120,350	JPMorgan Chase & Co.	11,320,121
311,700	American International Group, Inc.	9,718,806
		105,397,440
14.7% HEALTH CARE
108,924	Johnson & Johnson	15,317,982
43,050	UnitedHealth Group Inc.	12,697,598
163,400	Bristol-Myers Squibb Co.	9,607,920
40,150	Becton Dickinson & Co.	9,606,690
		47,230,190
13.5% INFORMATION TECHNOLOGY
336,900	Cisco Systems, Inc.	15,713,016
252,700	Intel Corp.	15,119,041
103,550	International Business Machines Corp.	12,505,733
		43,337,790
10.4% INDUSTRIALS
166,350	Eaton Corp. plc	14,552,298
63,400	General Dynamics Corp.	9,475,764
65,400	Honeywell International, Inc.	9,456,186
		33,484,248
7.7% CONSUMER STAPLES
453,395	Kraft Heinz Co.	14,458,767
189,700	Sysco Corp.	10,369,002
		24,827,769
6.1% MATERIALS
270,505	DuPont de Nemours, Inc.	14,371,931
133,533	Dow, Inc.	5,442,805
		19,814,736

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2020 (unaudited)

Shares		Market Value
5.8% ENERGY
417,620	BP plc – ADR	$9,738,898
269,900	Royal Dutch Shell plc – ADR – Class A	8,823,031
		18,561,929
2.6% COMMUNICATION SERVICES
76,500	Walt Disney Co.	8,530,515

TOTAL COMMON STOCKS
(cost $234,774,184)		301,184,617

SHORT-TERM INVESTMENTS – 6.5%
1.8% MONEY MARKET FUND
5,779,049	Fidelity Institutional Money Market Funds Government
	Portfolio – Class I, 0.06%^	5,779,049

Par
4.7% U.S. TREASURY OBLIGATION
$15,000,000	U.S. Treasury Bill, 0.06%,□ 7/30/2020	14,999,275

TOTAL SHORT-TERM INVESTMENTS
(cost $20,778,324)		20,778,324
TOTAL INVESTMENTS – 100.1%
(cost $255,552,508)		321,962,941
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(414,375)
TOTAL NET ASSETS – 100.0%		$321,548,566

†	As of June 30, 2020, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of June 30, 2020.
□	Rate shown is effective yield as of June 30, 2020.
ADR – American Depositary Receipt

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2020 (unaudited)

ASSETS:
Investments in securities at value
(cost $255,552,508)	$321,962,941
Receivable for fund shares sold	25,671
Dividends & interest receivable	61,990
Prepaid expenses	24,008
TOTAL ASSETS	322,074,610

LIABILITIES:
Payable for fund shares redeemed	201,210
Payable to investment manager	239,048
Accrued expenses and other liabilities	85,786
TOTAL LIABILITIES	526,044

NET ASSETS	$321,548,566

NET ASSETS CONSIST OF:
Shares of beneficial interest ($1 stated value,
7,815,549 shares outstanding, unlimited shares authorized)	$7,815,549
Paid-in capital in excess of par	253,411,603
Total distributable earnings	60,321,414

TOTAL NET ASSETS	$321,548,566
Net Asset Value, Offering and Redemption Price per Share	$41.14

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2020 (unaudited)

INVESTMENT INCOME:
Dividend income (net of withholding of $45,085)	$4,381,867
Interest income	173,399
Total investment income	4,555,266

EXPENSES:
Management fees (See Note 4)	1,708,157
Transfer agent fees & expenses	86,909
Fund administration & accounting fees	86,133
Trustees’ fees	37,855
Legal fees	29,748
Federal & state registration fees	16,873
Audit fees	11,914
Insurance expense	9,255
Custody fees	8,920
Printing, postage & mailing fees	8,277
Compliance support fees	4,004
Total expenses before waiver	2,008,045
Less: waiver from investment manager (See Note 4)	(185,966)
Net expenses	1,822,079

NET INVESTMENT INCOME	2,733,187

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(12,804,056)
Net change in unrealized appreciation (depreciation) on investments	(63,795,611)
Net realized and unrealized loss on investments	(76,599,667)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,866,480)

See notes to the financial statements.

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended
	06/30/2020	Year Ended
	(unaudited)	12/31/19
Increase (Decrease) in Net Assets
Resulting from Operations:
Net investment income	$2,733,187	$6,106,935
Net realized gain (loss) on investments	(12,804,056)	10,569,258
Net change in unrealized appreciation
(depreciation) on investments	(63,795,611)	54,800,764
Net increase (decrease) in net assets
resulting from operations	(73,866,480)	71,476,957

Distributions to Shareholders:
Total distributions to shareholders	(2,788,339)	(10,944,198)

Shares of Beneficial Interest:
Net decrease from share transactions (Note 5)	(10,757,711)	(22,544,609)
Total increase (decrease) in net assets	(87,412,530)	37,988,150
Net Assets – Beginning of Period	408,961,096	370,972,946
Net Assets – End of Period	$321,548,566	$408,961,096

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period presented.

PER SHARE DATA:

	Six months
	ended
	06/30/2020		Years ended December 31:
	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$50.700		$43.450	$49.600	$47.600	$45.510	$48.110
Investment operations
Net investment income(1)	0.345		0.739	0.619	0.550	0.563	0.445
Net realized and unrealized
gain (loss) on securities	(9.550)		7.862	(5.806)	5.091	5.780	(1.088)
Total from
investment operations	(9.205)		8.601	(5.187)	5.641	6.343	(0.643)
Less distributions from:
Net investment income	(0.355)		(0.953)	(0.620)	(0.576)	(0.560)	(0.479)
Net capital gains	—		(0.398)	(0.343)	(3.065)	(3.693)	(1.478)
Total distributions	(0.355)		(1.351)	(0.963)	(3.641)	(4.253)	(1.957)
Net Asset Value,
End of Period	$41.140		$50.700	$43.450	$49.600	$47.600	$45.510
TOTAL RETURN(2)	-18.12	%*	19.89%	-10.60%	12.07%	14.29%	-1.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (000’s omitted)	$321,549		$408,961	$370,973	$447,688	$428,418	$393,778
Ratios of expenses
to average net assets:
Before expense waiver	1.18	%**	1.15%	1.16%	1.16%	1.07%	1.16%
After expense waiver	1.07	%**	1.06%	1.07%	1.07%	1.07%	1.16%
Ratios of net investment income
to average net assets	1.60	%**	1.53%	1.28%	1.11%	1.19%	0.95%
Portfolio turnover rate	13.36	%*	11.05%	4.18%	19.38%	9.46%	10.77%

(1)	Calculated based on average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
*	Not annualized
**	Annualized

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2020 (unaudited)

NOTE 1 — ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund invests principally in common stock of larger-capitalization companies that generally have demonstrated records of profitability, conservative financial structures and shareholder-oriented management.  The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values.  Large capitalization companies are those with market capitalizations of $8 billion or more.  Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued. There can be no assurance that the Fund’s investment objectives will be achieved.  The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2020, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2020, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to December 31, 2016.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Non-cash dividend income is recognized at the fair value of property received.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2020 (unaudited)

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2020 (unaudited)

NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Short-term debt securities (maturing in 60 days or less), such as U.S. Treasury Bills, are valued at amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  As of June 30, 2020, no Fund portfolio securities were priced in accordance with such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$301,184,617	$—	$—	$301,184,617
Short-Term Investments	5,779,049	14,999,275	—	20,778,324
Total Investments in Securities	$306,963,666	$14,999,275	$—	$321,962,941

Refer to the Schedule of Investments for further information on the classification of investments.

NOTE 4 — MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (“Management Contract”) with Torray LLC (the “Manager”) to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Management Contract between the Trust and the Manager, the Manager is entitled to receive, on a monthly basis, an annual management fee equal to 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2020, the Fund incurred management fees of $1,708,157.

The Manager and the Fund have entered into an Operating Expenses Limitation Agreement (the “Agreement”) whereby the Manager has contractually agreed for the term of Agreement to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00%.  For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, trustee fees and expenses, auditor fees and expenses, legal fees and

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2020 (unaudited)

expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. Fees waived and expenses paid by the Manager are not eligible for recoupment.  The Agreement will remain in effect until April 30, 2021.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and compliance support services for the period ended June 30, 2020, are disclosed in the Statement of Operations.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor and are not paid by the Fund for serving in such capacities.

NOTE 5 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months ended		Year ended
	06/30/2020		12/31/2019
	Shares	Amount	Shares	Amount
Shares sold	25,983	$1,059,345	18,545	$897,164
Reinvestment of distributions	64,843	2,549,323	202,561	10,049,147
Shares redeemed	(341,794)	(14,366,379)	(691,898)	(33,490,920)
	(250,968)	$(10,757,711)	(470,792)	$(22,544,609)

As of June 30, 2020, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,752,923 shares or 22.43% of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 2020, aggregated $56,830,287 and $41,992,906, respectively.

NOTE 7 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2020 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2020, and the year ended December 31, 2019, were as follows:

	June 30, 2020
	(unaudited)	2019
Distributions paid from:
Ordinary Income*	$2,788,339	$7,774,740
Long-Term Capital Gains	—	3,169,458
	$2,788,339	$10,944,198

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,770,189
Unrealized appreciation	130,206,044
Total accumulated earnings	$136,976,233

As of December 31, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable period ended December 31, 2019, the Fund does not plan to defer any late year losses.

The cost basis of investments for federal income tax purposes at June 30, 2020, and December 31, 2019, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2020
	(unaudited)	2019
Gross unrealized appreciation	$88,956,614	$142,081,318
Gross unrealized depreciation	(22,546,180)	(11,875,274)
Net unrealized appreciation	66,410,434	130,206,044
Cost	$255,552,508	$279,231,107

The difference between book-basis and tax-basis unrealized appreciation is attributable to differences in the treatment of partnerships.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2020 (unaudited)

NOTE 8 — SECTOR RISK

As of June 30, 2020, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

For purposes of financial statement reporting, 32.8% of portfolio holdings at period end were classified according to Global Industry Classification Standards (GICS) as belonging to the financials sector. However, the Fund believes the actual financials concentration risk to be below that shown for the financials sector, as several of the constituent companies are diversified holding companies, with portions of their businesses falling outside the sector.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”)  has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 9 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.

The Torray Fund

DISCUSSION OF LIQUIDITY RISK MANAGEMENT PROGRAM

Torray LLC, as liquidity risk management program administrator and Advisor to the Fund, provided an annual report to the Board on the adequacy of the Advisor’s Liquidity Risk Management Program (LRMP) and the effectiveness of its implementation at the Board’s Quarterly meeting on June 9, 2020. At that Meeting, the Advisor discussed with the Board its annual review and assessment of the Fund’s liquidity risk in accordance with, and taking into account the factors identified in the LRMP, and confirmed to the Board the following information related to the LRMP.

•
The Advisor, Torray LLC, serves as LRMP Administrator. Torray’s CCO and the head trader for its growth strategies are responsible for day-to-day management of the program, and do so on behalf of the Broker and Best Execution Review Committee. There were no changes to the individuals or committees during the Reporting Period.

•	Torray conducted an annual review and assessment of the Fund’s liquidity risk in accordance with, and taking into account the factors identified in the LRMP.
•	Torray reviewed the classifications for each portfolio holding of the Fund and determined classification in accordance with the LRMP.
•	The Fund is a primarily highly liquid fund (PHLF) and is not required to have a highly liquid investment minimum (HLIM) at this time.
•	The Fund complied throughout the period with the definition of PHLF in the LRMP.
•	There were no material changes to the LRMP during the Reporting Period.
•	The LRMP complies with the requirements of Rule 22e-4 and includes policies and procedures reasonably designed to implement each component of the Program.
•
The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk (defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund) taking into account the Fund’s particular risks and circumstances.

•	The LRMP was implemented and operated effectively during the reporting period to achieve the goal of assessing and managing the Fund’s liquidity risk.
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
•
Torray monitored for compliance with the Fund’s 15% restrictions on illiquid assets, and there were no breaches of such restrictions; consequently, no reports were required to made to the Trust Officers and the Board as required by the LRMP.

•	The Fund’s investment strategy remains appropriate for an open-end fund.
•	No in-kind redemptions were effectuated during the period.
•	All information provided for preparation of Form N-PORT and Form N-CEN was complete and accurate.
•	Torray has maintained all records required by Rule 22e-4.
•
The Fund is relatively small in size, and is invested in equity securities. There have been no changes in ownership characteristics or redemption patterns that are material to the management of the Fund’s liquidity risk program.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2020 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

The table below illustrates the Fund’s cost in two ways:

Actual Fund Return This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” below.

Hypothetical 5% Return This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2020	June 30, 2020	During Period(1)
Based on Actual Fund Return(2)	$1,000.00	$ 818.80	$4.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.54	$5.37

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.07%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2020 of -18.12%.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2020 (unaudited)

The Fund files complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available Commission’s website at http://www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commissions Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov

The Torray Fund

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment advisor who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

TRUSTEES

Carol T. Crawford
Bruce C. Ellis
William M Lane
Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

TRUST OFFICERS
Shawn M. Hendon
William M Lane
Suzanne E. Kellogg

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL

Bernstein Shur
100 Middle Street, 6th Floor
Portland, ME 04104

Distributed by Foreside Funds Distributors LLC
400 Berwyn Park, 899 Cassatt Road
Berwyn, PA 19312
Date of first use, August 2020

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current
prospectus. All indices are unmanaged groupings of stocks
that are not available for investment.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Torray Fund

By (Signature and Title)*    /s/Shawn M. Hendon
Shawn M. Hendon, President

Date    August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Shawn M. Hendon
Shawn M. Hendon, President

Date    August 27, 2020

By (Signature and Title)*    /s/William M Lane
William M Lane, Treasurer

Date    August 27, 2020

* Print the name and title of each signing officer under his or her signature.